Share-Based Payments (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs for stock options	$ 23.5	$ 22.9	$ 21.3
Related income tax benefit	$ 8.0	7.7	7.1
Weighted-average period of recognition	2 years 6 months
Intrinsic value of options exercised	$ 1.9	0.8	3.4
Restricted stock, vesting period (in Years)	4 years
Fair value of equity awards other than stock options vesting	$ 43.4	40.2	15.4
Options granted in period gross	955,000
Outstanding at April 30, 2015, average remaining contractual term	9 years 11 months
Outstanding at April 30, 2015, aggregate intrinsic value	$ 3.3
Exercisable at April 30, 2015, average remaining contractual term	4 months
Exercisable at April 30, 2015, aggregate intrinsic value	$ 0.1
Closing market price	$ 115.92
Unrecognized compensation expense	$ 18.5
Cash received from option exercises	$ 0.8	0.5	2.2
Shares available for future issuance	5,820,288
Equity instruments other than options vested in period weighted average grant date fair value total value	$ 28.6	$ 20.8	$ 11.8
2015 Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option contractual term	10 years
Weighted average fair value of stock options granted	$ 21.68
2015 Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service and performance period for share based payments	1 year
2015 Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service and performance period for share based payments	3 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs for stock options	$ 1.2
Related income tax benefit	$ 0.4
Weighted-average period of recognition	2 years